LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings
Weighted average interest rates of short-term borrowings	4.67%	5.64%
Accounts receivable
Short-term borrowings
Assets to secure short-term borrowings	¥ 76,547	¥ 11,535